IMPAIRMENT TESTS (Schedule of Goodwill Impairment Assumptions) (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [abstract]
Terminal growth rate	1.00%	0.90%	0.50%
After-tax discount rate	9.50%	9.30%	9.80%
Pre-tax discount rate	11.50%	11.20%	11.90%